RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

11)       RELATED PARTY TRANSACTIONS

Loans to Affiliates

In September 2007, AXA issued a $650 million 5.4% Senior Unsecured Note to AXA Equitable. The note pays interest semi-annually and was scheduled to mature on September 30, 2012. In March 2011, the maturity date of these notes was extended to December 30, 2020 and the interest rate was increased to 5.7%.

In June 2009, AXA Equitable sold a jointly owned real estate property valued at $1,100 million to a non-insurance subsidiary of AXA Financial in exchange for $700 million in cash and $400 million in 8.0% ten year term mortgage notes on the property reported in Loans to affiliates in the consolidated balance sheets. The $439 million after-tax excess of the property's fair value over its carrying value was accounted for as a capital contribution to AXA Equitable.

Loans from Affiliates

In 2005, AXA Equitable issued a surplus note to AXA Financial in the amount of $325 million with an interest rate of 6.0% and a maturity date of December 1, 2035. Interest on this note is payable semi-annually.

In November 2008, AXA Financial purchased a $500 million callable 7.1% surplus note from AXA Equitable. The note pays interest semi-annually and matures on December 1, 2018.

In December 2008, AXA Financial purchased a $500 million callable 7.1% surplus note from AXA Equitable. The note pays interest semi-annually and matures on December 1, 2018.

Other Transactions

In October 2012, AXA Equitable sold its 50% interest in a real estate joint venture supporting the Wind-up Annuities line of business to 1285 Holdings, LLC, a non-insurance subsidiary of AXA Financial in exchange for $402 million in cash. The $195 million after-tax excess of the real estate joint venture's fair value over its carrying value has been accounted for as a capital contribution to AXA Equitable. In connection with this sale, the Company recognized a $226 million pre-tax premium deficiency reserve related to the Wind-up Annuities line of business.

In August 2012, the Company purchased agricultural mortgage loans from MONY Life Insurance Company (“MONY Life”) and MONY Life Insurance Company of America (“MLOA”), both of which are wholly-owned subsidiaries of AXA Financial, for a purchase price of $109 million.

The Company reimburses AXA Financial for expenses relating to the Excess Retirement Plan, Supplemental Executive Retirement Plan and certain other employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits. Such reimbursement was based on the cost to AXA Financial of the benefits provided which totaled $37 million, $14 million and $59 million, respectively, for 2012, 2011 and 2010.

In 2012, 2011 and 2010, respectively, the Company paid AXA Distribution and its subsidiaries $684 million, $641 million and $647 million of commissions and fees for sales of insurance products. The Company charged AXA Distribution's subsidiaries $348 million, $413 million and $428 million, respectively, for their applicable share of operating expenses in 2012, 2011 and 2010, pursuant to the Agreements for Services.

The Company currently reinsures to AXA RE Arizona Company (formerly AXA Bermuda, which during second quarter 2012, redomesticated from Bermuda to Arizona and changed its name to AXA RE Arizona Company) (“AXA Arizona”) a 100% quota share of all liabilities for variable annuities with enhanced GMDB and GMIB riders issued on or after January 1, 2006 and in-force on September 30, 2008. AXA Arizona also reinsures a 90% quota share of level premium term insurance issued by AXA Equitable on or after March 1, 2003 through December 31, 2008 and lapse protection riders under UL insurance policies issued by AXA Equitable on or after June 1, 2003 through June 30, 2007. The reinsurance arrangements with AXA Arizona provide important capital management benefits to AXA Equitable. At December 31, 2012 and 2011, the Company's GMIB reinsurance asset with AXA Arizona had carrying values of $8,888 million and $8,129 million, respectively, and is reported in Guaranteed minimum income benefit reinsurance asset, at fair value in the consolidated balance sheets. Ceded premiums in 2012, 2011 and 2010 related to the UL and no lapse guarantee riders totaled approximately $484 million, $484 million and $477 million, respectively. Ceded claims paid in 2012, 2011 and 2010 were $68 million, $31 million and $39 million, respectively.

Various AXA affiliates, including AXA Equitable, cede a portion of their life, health and catastrophe insurance business through reinsurance agreements to AXA Global Life beginning in 2010 (and AXA Cessions in 2009 and prior), AXA affiliated reinsurers. AXA Global Life, in turn, retrocedes a quota share portion of these risks prior to 2008 to AXA Equitable on a one-year term basis. Premiums earned in 2012, 2011 and 2010 under this arrangement totaled approximately $0 million, $1 million and $0 million, respectively. Claims and expenses paid in 2012, 2011 and 2010 were $0 million, $0 million and $0 million, respectively.

AXA Life Insurance Company Ltd (Japan), an AXA subsidiary, cedes a portion of their annuity business to AXA Equitable. Premiums earned in 2012, 2011 and 2010 totaled approximately $9 million, $9 million and $9 million, respectively. Claims and expenses paid in 2012, 2011 and 2010 were $1 million, $1 million and $1 million, respectively.

Various AXA Financial affiliates cede a portion of their life business through excess of retention treaties to AXA Equitable on a yearly renewal term basis. Premiums earned in 2012, 2011 and 2010 from AXA Equitable Life and Annuity Company totaled approximately $7 million, $8 million and $7 million, respectively. Claims and expenses paid in 2012, 2011 and 2010 were $5 million, $4 million and $4 million, respectively. Premiums earned in 2012, 2011 and 2010 from U.S. Financial Life Insurance Company (“USFL”) totaled approximately $5 million, $5 million and $5 million, respectively. Claims and expenses paid in 2012, 2011 and 2010 were $7 million, $8 million and $10 million, respectively.

Both AXA Equitable and AllianceBernstein, along with other AXA affiliates, participate in certain intercompany cost sharing and service agreements including technology and professional development arrangements. AXA Equitable and AllianceBernstein incurred expenses under such agreements of approximately $161 million, $152 million and $160 million in 2012, 2011 and 2010, respectively. Expense reimbursements by AXA and AXA affiliates to AXA Equitable under such agreements totaled approximately $26 million, $22 million and $51 million in 2012, 2011 and 2010, respectively. The net receivable related to these contracts was approximately $8 million and $15 million at December 31, 2012 and 2011, respectively.

Commissions, fees and other income includes certain revenues for services provided to mutual funds managed by AllianceBernstein. These revenues are described below:

	2012	2011	2010

	(In Millions)

Investment advisory and services fees	$886	$840	$778
Distribution revenues	401	352	339
Other revenues - shareholder servicing fees	89	92	93
Other revenues - other	5	6	5